UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile Funds
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Conservative Profile Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	47.52%
Fixed Interest Contract	22.54
Large Cap Equity	8.76
International Equity	8.28
Real Estate Equity	4.97
Mid Cap Equity	4.75
Small Cap Equity	3.18
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,045.10	$2.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.16
Investor Class
Actual	$1,000.00	$1,044.10	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.91
Class L
Actual	$1,000.00	$1,042.80	$5.22
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.16
* Expenses are equal to the Fund's annualized expense ratio of 0.43% for the Institutional Class, 0.78% for the Investor Class and 1.03% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	33.04%
Fixed Interest Contract	22.03
Large Cap Equity	14.17
International Equity	13.44
Mid Cap Equity	7.70
Small Cap Equity	5.13
Real Estate Equity	4.49
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,066.80	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.41
Investor Class
Actual	$1,000.00	$1,065.10	$4.25
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.16
Class L
Actual	$1,000.00	$1,063.90	$5.53
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.41
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class, 0.83% for the Investor Class and 1.08% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	24.02%
Large Cap Equity	19.65
International Equity	18.58
Fixed Interest Contract	16.02
Mid Cap Equity	10.66
Small Cap Equity	7.10
Real Estate Equity	3.97
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,088.20	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.86
Investor Class
Actual	$1,000.00	$1,087.70	$4.76
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.61
Class L
Actual	$1,000.00	$1,085.60	$6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.86
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class and 1.17% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	24.32%
International Equity	23.13
Bond	18.03
Mid Cap Equity	13.21
Fixed Interest Contract	9.01
Small Cap Equity	8.80
Real Estate Equity	3.50
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,106.50	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.36
Investor Class
Actual	$1,000.00	$1,105.20	$5.32
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.11
Class L
Actual	$1,000.00	$1,103.20	$6.62
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.36
* Expenses are equal to the Fund's annualized expense ratio of 0.67% for the Institutional Class, 1.02% for the Investor Class and 1.27% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.60%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	33.96%
International Equity	32.30
Mid Cap Equity	18.44
Small Cap Equity	12.30
Real Estate Equity	3.00
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,146.50	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.01
Investor Class
Actual	$1,000.00	$1,145.00	$6.12
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.76
Class L
Actual	$1,000.00	$1,143.00	$7.44
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.00
* Expenses are equal to the Fund's annualized expense ratio of 0.80% for the Institutional Class, 1.15% for the Investor Class and 1.40% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,007,295	Great-West Core Bond Fund Institutional Class(a)	$ 72,315,280
10,758,800	Great-West Global Bond Fund Institutional Class(a)	96,076,082
4,114,960	Great-West High Yield Bond Fund Institutional Class(a)	43,042,483
4,607,258	Great-West Inflation-Protected Securities Fund Institutional Class(a)	48,284,067
9,565,526	Great-West Multi-Sector Bond Fund Institutional Class(a)	94,698,711
9,539,083	Great-West Short Duration Bond Fund Institutional Class(a)	96,344,737
7,371,714	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	72,316,510

TOTAL BOND MUTUAL FUNDS — 47.52% (Cost $512,550,779)		$ 523,077,870
EQUITY MUTUAL FUNDS
1,732,828	Great-West Emerging Markets Equity Fund Institutional Class(a)	20,447,373
1,600,193	Great-West International Growth Fund Institutional Class(a)	20,162,426
5,269,541	Great-West International Value Fund Institutional Class(a)	50,640,289
2,232,854	Great-West Large Cap Growth Fund Institutional Class(a)	27,508,766
8,273,830	Great-West Large Cap Value Fund Institutional Class(a)	69,086,476
Shares		Fair Value
Equity Mutual Funds — (continued)
3,395,032	Great-West Mid Cap Value Fund Institutional Class(a)	$ 37,413,256
5,671,894	Great-West Real Estate Index Fund Institutional Class(a)	54,733,776
653,276	Great-West Small Cap Growth Fund Institutional Class(a)	9,988,593
2,501,286	Great-West Small Cap Value Fund Institutional Class(a)	24,962,836
1,479,617	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	14,929,338

TOTAL EQUITY MUTUAL FUNDS — 29.97% (Cost $252,186,049)		$ 329,873,129
Account Balance
FIXED INTEREST CONTRACT
248,069,455 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	248,069,455

TOTAL FIXED INTEREST CONTRACT — 22.54% (Cost $248,069,455)		$ 248,069,455
TOTAL INVESTMENTS — 100.03% (Cost $1,012,806,283)		$1,101,020,454
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (322,975)
TOTAL NET ASSETS — 100.00%		$1,100,697,479

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,064,827	Great-West Core Bond Fund Institutional Class(a)	$ 31,629,020
4,713,748	Great-West Global Bond Fund Institutional Class(a)	42,093,770
1,798,639	Great-West High Yield Bond Fund Institutional Class(a)	18,813,760
2,012,102	Great-West Inflation-Protected Securities Fund Institutional Class(a)	21,086,825
4,179,310	Great-West Multi-Sector Bond Fund Institutional Class(a)	41,375,165
1,553,596	Great-West Short Duration Bond Fund Institutional Class(a)	15,691,316
3,224,069	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	31,628,120

TOTAL BOND MUTUAL FUNDS — 33.04% (Cost $198,267,355)		$202,317,976
EQUITY MUTUAL FUNDS
1,552,768	Great-West Emerging Markets Equity Fund Institutional Class(a)	18,322,663
1,449,171	Great-West International Growth Fund Institutional Class(a)	18,259,556
4,766,475	Great-West International Value Fund Institutional Class(a)	45,805,828
2,014,867	Great-West Large Cap Growth Fund Institutional Class(a)	24,823,164
7,433,247	Great-West Large Cap Value Fund Institutional Class(a)	62,067,610
Shares		Fair Value
Equity Mutual Funds — (continued)
3,054,439	Great-West Mid Cap Value Fund Institutional Class(a)	$ 33,659,922
2,848,549	Great-West Real Estate Index Fund Institutional Class(a)	27,488,496
588,953	Great-West Small Cap Growth Fund Institutional Class(a)	9,005,090
2,248,319	Great-West Small Cap Value Fund Institutional Class(a)	22,438,227
1,335,761	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,477,823

TOTAL EQUITY MUTUAL FUNDS — 44.96% (Cost $209,540,820)		$275,348,379
Account Balance
FIXED INTEREST CONTRACT
134,888,279 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	134,888,279

TOTAL FIXED INTEREST CONTRACT — 22.03% (Cost $134,888,279)		$134,888,279
TOTAL INVESTMENTS — 100.03% (Cost $542,696,454)		$612,554,634
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (201,188)
TOTAL NET ASSETS — 100.00%		$612,353,446

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,999,247	Great-West Core Bond Fund Institutional Class(a)	$ 72,232,228
10,748,294	Great-West Global Bond Fund Institutional Class(a)	95,982,264
4,103,785	Great-West High Yield Bond Fund Institutional Class(a)	42,925,595
4,595,773	Great-West Inflation-Protected Securities Fund Institutional Class(a)	48,163,703
9,553,405	Great-West Multi-Sector Bond Fund Institutional Class(a)	94,578,712
3,546,510	Great-West Short Duration Bond Fund Institutional Class(a)	35,819,752
7,361,930	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	72,220,529

TOTAL BOND MUTUAL FUNDS — 24.02% (Cost $455,079,270)		$ 461,922,783
EQUITY MUTUAL FUNDS
6,782,280	Great-West Emerging Markets Equity Fund Institutional Class(a)	80,030,903
6,282,536	Great-West International Growth Fund Institutional Class(a)	79,159,947
20,644,198	Great-West International Value Fund Institutional Class(a)	198,390,745
8,752,979	Great-West Large Cap Growth Fund Institutional Class(a)	107,836,696
32,356,772	Great-West Large Cap Value Fund Institutional Class(a)	270,179,042
Shares		Fair Value
Equity Mutual Funds — (continued)
13,294,989	Great-West Mid Cap Value Fund Institutional Class(a)	$ 146,510,778
7,922,746	Great-West Real Estate Index Fund Institutional Class(a)	76,454,500
2,550,364	Great-West Small Cap Growth Fund Institutional Class(a)	38,995,073
9,775,353	Great-West Small Cap Value Fund Institutional Class(a)	97,558,027
5,788,910	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	58,410,101

TOTAL EQUITY MUTUAL FUNDS — 59.99% (Cost $910,088,508)		$1,153,525,812
Account Balance
FIXED INTEREST CONTRACT
307,960,572 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	307,960,572

TOTAL FIXED INTEREST CONTRACT — 16.02% (Cost $307,960,572)		$ 307,960,572
TOTAL INVESTMENTS — 100.03% (Cost $1,673,128,350)		$1,923,409,167
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (635,484)
TOTAL NET ASSETS — 100.00%		$1,922,773,683

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,249,712	Great-West Core Bond Fund Institutional Class(a)	$ 23,217,029
3,461,938	Great-West Global Bond Fund Institutional Class(a)	30,915,105
1,324,457	Great-West High Yield Bond Fund Institutional Class(a)	13,853,821
1,479,790	Great-West Inflation-Protected Securities Fund Institutional Class(a)	15,508,200
3,077,361	Great-West Multi-Sector Bond Fund Institutional Class(a)	30,465,877
2,789,174	Great-West Short Duration Bond Fund Institutional Class(a)	28,170,654
2,366,537	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	23,215,733

TOTAL BOND MUTUAL FUNDS — 18.03% (Cost $162,617,283)		$165,346,419
EQUITY MUTUAL FUNDS
4,003,048	Great-West Emerging Markets Equity Fund Institutional Class(a)	47,235,968
3,730,592	Great-West International Growth Fund Institutional Class(a)	47,005,459
12,267,618	Great-West International Value Fund Institutional Class(a)	117,891,811
5,175,786	Great-West Large Cap Growth Fund Institutional Class(a)	63,765,683
19,085,189	Great-West Large Cap Value Fund Institutional Class(a)	159,361,324
Shares		Fair Value
Equity Mutual Funds — (continued)
7,853,505	Great-West Mid Cap Value Fund Institutional Class(a)	$ 86,545,623
3,323,323	Great-West Real Estate Index Fund Institutional Class(a)	32,070,070
1,511,379	Great-West Small Cap Growth Fund Institutional Class(a)	23,108,985
5,774,808	Great-West Small Cap Value Fund Institutional Class(a)	57,632,578
3,426,899	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	34,577,415

TOTAL EQUITY MUTUAL FUNDS — 72.99% (Cost $593,757,500)		$669,194,916
Account Balance
FIXED INTEREST CONTRACT
82,577,247 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	82,577,247

TOTAL FIXED INTEREST CONTRACT — 9.01% (Cost $82,577,247)		$ 82,577,247
TOTAL INVESTMENTS — 100.03% (Cost $838,952,030)		$917,118,582
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (276,631)
TOTAL NET ASSETS — 100.00%		$916,841,951

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
4,614,119	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 54,446,603
4,306,162	Great-West International Growth Fund Institutional Class(a)	54,257,649
14,140,071	Great-West International Value Fund Institutional Class(a)	135,886,081
5,963,024	Great-West Large Cap Growth Fund Institutional Class(a)	73,464,453
22,003,191	Great-West Large Cap Value Fund Institutional Class(a)	183,726,643
9,049,054	Great-West Mid Cap Value Fund Institutional Class(a)	99,720,571
2,351,759	Great-West Real Estate Index Fund Institutional Class(a)	22,694,473
1,737,930	Great-West Small Cap Growth Fund Institutional Class(a)	26,572,951
Shares		Fair Value
Equity Mutual Funds — (continued)
6,667,442	Great-West Small Cap Value Fund Institutional Class(a)	$ 66,541,076
3,954,135	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	39,897,224

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $627,309,394)		$757,207,724
TOTAL INVESTMENTS — 100.03% (Cost $627,309,394)		$757,207,724
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (258,158)
TOTAL NET ASSETS — 100.00%		$756,949,566

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,101,020,454	$612,554,634	$1,923,409,167
Subscriptions receivable	1,001,039	531,487	2,830,192
Receivable for investments sold	422,851	2,341,478	2,567,785
Total Assets	1,102,444,344	615,427,599	1,928,807,144
LIABILITIES:
Payable for distribution fees	2,279	5,250	36,292
Payable for investments purchased	263	4,793	1,657
Payable for shareholder services fees	301,294	183,217	527,094
Payable to investment adviser	19,402	12,721	72,098
Redemptions payable	1,423,627	2,868,172	5,396,320
Total Liabilities	1,746,865	3,074,153	6,033,461
NET ASSETS	$1,100,697,479	$612,353,446	$1,922,773,683
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$12,652,057	$6,381,409	$23,680,598
Paid-in capital in excess of par	1,049,433,632	562,654,142	1,875,283,788
Undistributed/accumulated earnings	38,611,790	43,317,895	23,809,297
NET ASSETS	$1,100,697,479	$612,353,446	$1,922,773,683
NET ASSETS BY CLASS
Investor Class	$1,047,318,444	$559,734,176	$1,617,890,741
Class L	$11,603,964	$26,301,727	$181,849,442
Institutional Class	$41,775,071	$26,317,543	$123,033,500
CAPITAL STOCK:
Authorized
Investor Class	500,000,000	380,000,000	800,000,000
Class L	120,000,000	70,000,000	130,000,000
Institutional Class	30,000,000	10,000,000	35,000,000
Issued and Outstanding
Investor Class	121,532,552	58,994,668	211,341,258
Class L	1,133,391	2,446,211	14,837,705
Institutional Class	3,854,628	2,373,211	10,627,018
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.62	$9.49	$7.66
Class L	$10.24	$10.75	$12.26
Institutional Class	$10.84	$11.09	$11.58
(a) Cost of investments, affiliated	$1,012,806,283	$542,696,454	$1,673,128,350
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$917,118,582	$757,207,724
Subscriptions receivable	530,561	739,030
Receivable for investments sold	4,863,931	4,968,186
Total Assets	922,513,074	762,914,940
LIABILITIES:
Payable for investments purchased	11,773	1,904
Payable for shareholder services fees	227,851	191,817
Payable to investment adviser	48,780	66,342
Redemptions payable	5,382,719	5,705,311
Total Liabilities	5,671,123	5,965,374
NET ASSETS	$916,841,951	$756,949,566
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,704,997	$9,741,852
Paid-in capital in excess of par	907,714,789	758,044,334
Undistributed/accumulated deficit	(1,577,835)	(10,836,620)
NET ASSETS	$916,841,951	$756,949,566
NET ASSETS BY CLASS
Investor Class	$852,150,479	$632,630,641
Class L	$7,526	$12,649
Institutional Class	$64,683,946	$124,306,276
CAPITAL STOCK:
Authorized
Investor Class	270,000,000	280,000,000
Class L	65,000,000	30,000,000
Institutional Class	25,000,000	35,000,000
Issued and Outstanding
Investor Class	101,248,872	87,154,536
Class L	719	807
Institutional Class	5,800,380	10,263,181
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.42	$7.26
Class L	$10.47	$15.67
Institutional Class	$11.15	$12.11
(a) Cost of investments, affiliated	$838,952,030	$627,309,394
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$1,606,123	$952,463	$2,040,340
Dividends, affiliated	5,339,902	2,820,518	7,624,747
Total Income	6,946,025	3,772,981	9,665,087
EXPENSES:
Management fees	480,628	291,613	866,134
Shareholder services fees – Investor Class	1,592,037	932,945	2,507,704
Shareholder services fees – Class L	19,097	46,452	311,029
Distribution fees – Class L	13,570	33,001	220,975
Total Expenses	2,105,332	1,304,011	3,905,842
Less management fees waived	377,547	223,847	479,718
Net Expenses	1,727,785	1,080,164	3,426,124
NET INVESTMENT INCOME	5,218,240	2,692,817	6,238,963
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	7,921,771	4,366,831	11,141,797
Net Realized Gain	7,921,771	4,366,831	11,141,797
Net change in unrealized appreciation on investments, affiliated	28,155,339	29,615,403	126,066,899
Net Change in Unrealized Appreciation	28,155,339	29,615,403	126,066,899
Net Realized and Unrealized Gain	36,077,110	33,982,234	137,208,696
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,295,350	$36,675,051	$143,447,659
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$498,512	$-
Dividends, affiliated	3,182,014	2,418,883
Total Income	3,680,526	2,418,883
EXPENSES:
Management fees	374,743	350,386
Shareholder services fees – Investor Class	1,202,715	1,011,439
Shareholder services fees – Class L	12	18
Distribution fees – Class L	8	13
Total Expenses	1,577,478	1,361,856
Less management fees waived	117,147	-
Net Expenses	1,460,331	1,361,856
NET INVESTMENT INCOME	2,220,195	1,057,027
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	8,459,187	7,151,511
Net Realized Gain	8,459,187	7,151,511
Net change in unrealized appreciation on investments, affiliated	63,555,091	86,161,795
Net Change in Unrealized Appreciation	63,555,091	86,161,795
Net Realized and Unrealized Gain	72,014,278	93,313,306
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,234,473	$94,370,333
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Conservative Profile Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$5,218,240	$16,218,722
Net realized gain (loss)	7,921,771	(6,351,813)
Net change in unrealized appreciation	28,155,339	59,661,767
Net Increase in Net Assets Resulting from Operations	41,295,350	69,528,676
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,959,969)	(9,412,768)
Class L	(35,415)	(9,925,167)
Institutional Class	(229,668)	(908,119)
From Net Investment Income and Net Realized Gains	(5,225,052)	(20,246,054)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	259,960,391	766,208,929
Class L	2,904,972	184,975,552
Institutional Class	12,662,005	11,348,939
Shares issued in reinvestment of distributions
Investor Class	4,959,969	9,412,768
Class L	35,415	9,925,167
Institutional Class	229,668	908,119
Shares redeemed
Investor Class	(147,568,341)	(137,312,780)
Class L	(1,773,570)	(793,761,991)
Institutional Class	(5,927,011)	(21,783,146)
Net Increase in Net Assets Resulting from Capital Share Transactions	125,483,498	29,921,557
Total Increase in Net Assets	161,553,796	79,204,179
NET ASSETS:
Beginning of Period	939,143,683	859,939,504
End of Period	$1,100,697,479	$939,143,683
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	30,428,433	97,007,695
Class L	288,140	20,364,223
Institutional Class	1,202,357	1,176,635
Shares issued in reinvestment of distributions
Investor Class	574,736	1,167,565
Class L	3,452	1,079,649
Institutional Class	21,148	91,888
Shares redeemed
Investor Class	(17,383,312)	(17,426,246)
Class L	(175,821)	(85,798,983)
Institutional Class	(553,555)	(2,194,464)
Net Increase	14,405,578	15,467,962
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Moderately Conservative Profile Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$2,692,817	$8,783,215
Net realized gain (loss)	4,366,831	(4,142,792)
Net change in unrealized appreciation	29,615,403	42,710,034
Net Increase in Net Assets Resulting from Operations	36,675,051	47,350,457
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,493,944)	(4,248,828)
Class L	(65,939)	(6,969,247)
Institutional Class	(138,327)	(511,194)
From Net Investment Income and Net Realized Gains	(2,698,210)	(11,729,269)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	111,915,609	431,726,582
Class L	468,924	133,574,296
Institutional Class	5,600,516	8,862,611
Shares issued in reinvestment of distributions
Investor Class	2,493,944	4,248,828
Class L	65,939	6,969,247
Institutional Class	138,327	511,194
Shares redeemed
Investor Class	(107,094,705)	(74,604,769)
Class L	(2,077,827)	(463,506,581)
Institutional Class	(2,248,228)	(9,495,533)
Net Increase in Net Assets Resulting from Capital Share Transactions	9,262,499	38,285,875
Total Increase in Net Assets	43,239,340	73,907,063
NET ASSETS:
Beginning of Period	569,114,106	495,207,043
End of Period	$612,353,446	$569,114,106
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	12,027,246	51,796,208
Class L	45,392	14,540,879
Institutional Class	514,376	947,590
Shares issued in reinvestment of distributions
Investor Class	261,969	500,809
Class L	6,117	752,434
Institutional Class	12,439	53,021
Shares redeemed
Investor Class	(11,546,194)	(8,928,073)
Class L	(196,719)	(49,802,150)
Institutional Class	(208,428)	(1,010,436)
Net Increase	916,198	8,850,282
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Moderate Profile Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$6,238,963	$25,574,363
Net realized gain	11,141,797	3,325,865
Net change in unrealized appreciation	126,066,899	134,670,173
Net Increase in Net Assets Resulting from Operations	143,447,659	163,570,401
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(5,746,427)	(20,967,087)
Class L	(107,187)	(16,568,543)
Institutional Class	(442,074)	(3,099,612)
From Net Investment Income and Net Realized Gains	(6,295,688)	(40,635,242)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	333,542,113	812,280,170
Class L	1,023,661	210,201,237
Institutional Class	25,506,914	27,130,006
Shares issued in reinvestment of distributions
Investor Class	5,746,427	20,967,087
Class L	107,187	16,568,543
Institutional Class	442,074	3,099,612
Shares redeemed
Investor Class	(233,193,168)	(286,519,812)
Class L	(6,854,320)	(852,191,811)
Institutional Class	(21,748,120)	(64,048,179)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	104,572,768	(112,513,147)
Total Increase in Net Assets	241,724,739	10,422,012
NET ASSETS:
Beginning of Period	1,681,048,944	1,670,626,932
End of Period	$1,922,773,683	$1,681,048,944
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	44,215,258	126,474,781
Class L	86,544	20,958,269
Institutional Class	2,313,049	2,838,207
Shares issued in reinvestment of distributions
Investor Class	747,260	3,323,050
Class L	8,707	1,638,787
Institutional Class	38,012	326,439
Shares redeemed
Investor Class	(31,357,609)	(44,722,555)
Class L	(577,660)	(83,986,011)
Institutional Class	(1,932,575)	(6,502,170)
Net Increase	13,540,986	20,348,797
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Moderately Aggressive Profile Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$2,220,195	$10,553,499
Net realized gain	8,459,187	38,510,112
Net change in unrealized appreciation	63,555,091	21,831,965
Net Increase in Net Assets Resulting from Operations	74,234,473	70,895,576
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,047,224)	(43,111,052)
Class L	(7)	(8,483,548)
Institutional Class	(213,447)	(4,009,185)
From Net Investment Income and Net Realized Gains	(2,260,678)	(55,603,785)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	250,840,021	412,926,286
Class L	3,581	118,087,856
Institutional Class	7,020,938	10,076,244
Shares issued in reinvestment of distributions
Investor Class	2,047,224	43,111,052
Class L	7	8,483,548
Institutional Class	213,447	4,009,185
Shares redeemed
Investor Class	(131,814,614)	(151,265,704)
Class L	(8,298)	(431,441,225)
Institutional Class	(8,747,485)	(17,956,293)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	119,554,821	(3,969,051)
Total Increase in Net Assets	191,528,616	11,322,740
NET ASSETS:
Beginning of Period	725,313,335	713,990,595
End of Period	$916,841,951	$725,313,335
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	30,198,785	57,480,571
Class L	354	13,830,083
Institutional Class	650,111	1,115,982
Shares issued in reinvestment of distributions
Investor Class	241,988	5,755,366
Class L	1	983,136
Institutional Class	19,041	413,204
Shares redeemed
Investor Class	(16,252,885)	(21,300,286)
Class L	(853)	(49,761,260)
Institutional Class	(818,056)	(1,925,975)
Net Increase	14,038,486	6,590,821
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Aggressive Profile Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$1,057,027	$8,886,137
Net realized gain (loss)	7,151,511	(1,463,828)
Net change in unrealized appreciation	86,161,795	56,782,134
Net Increase in Net Assets Resulting from Operations	94,370,333	64,204,443
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(903,504)	(16,741,764)
Class L	-	(3,937,848)
Institutional Class	(208,826)	(3,590,341)
From Net Investment Income and Net Realized Gains	(1,112,330)	(24,269,953)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	123,764,249	239,323,157
Class L	3,581	40,438,183
Institutional Class	23,055,389	22,955,494
Shares issued in reinvestment of distributions
Investor Class	903,504	16,741,764
Class L	-	3,937,848
Institutional Class	208,826	3,590,341
Shares redeemed
Investor Class	(117,471,921)	(177,969,764)
Class L	-	(195,621,699)
Institutional Class	(22,371,745)	(43,230,581)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	8,091,883	(89,835,257)
Total Increase (Decrease) in Net Assets	101,349,886	(49,900,767)
NET ASSETS:
Beginning of Period	655,599,680	705,500,447
End of Period	$756,949,566	$655,599,680
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	17,601,020	43,749,416
Class L	239	3,553,630
Institutional Class	2,042,839	2,519,027
Shares issued in reinvestment of distributions
Investor Class	123,598	3,127,002
Class L	-	339,762
Institutional Class	17,117	403,721
Shares redeemed
Investor Class	(16,965,673)	(32,239,012)
Class L	-	(16,828,097)
Institutional Class	(1,904,953)	(4,679,070)
Net Increase (Decrease)	914,187	(53,621)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$ 8.30	0.05	0.32	0.37	(0.05)	-	(0.05)	$ 8.62	4.41% (d)
12/31/2020	$ 7.87	0.22	0.42	0.64	(0.16)	(0.05)	(0.21)	$ 8.30	8.21%
12/31/2019	$ 7.49	0.15	0.71	0.86	(0.18)	(0.30)	(0.48)	$ 7.87	11.54%
12/31/2018	$ 8.19	0.21	(0.46)	(0.25)	(0.24)	(0.21)	(0.45)	$ 7.49	(3.15%)
12/31/2017	$ 7.95	0.19	0.39	0.58	(0.20)	(0.14)	(0.34)	$ 8.19	7.39%
12/31/2016	$ 7.82	0.16	0.33	0.49	(0.16)	(0.20)	(0.36)	$ 7.95	6.26%
Class L
06/30/2021(Unaudited)	$ 9.85	0.04	0.38	0.42	(0.03)	-	(0.03)	$10.24	4.28% (d)
12/31/2020	$ 9.27	0.10	0.63	0.73	(0.10)	(0.05)	(0.15)	$ 9.85	7.93%
12/31/2019	$ 8.74	0.17	0.80	0.97	(0.14)	(0.30)	(0.44)	$ 9.27	11.22%
12/31/2018	$ 9.46	0.24	(0.55)	(0.31)	(0.20)	(0.21)	(0.41)	$ 8.74	(3.32%)
12/31/2017	$ 9.13	0.21	0.43	0.64	(0.17)	(0.14)	(0.31)	$ 9.46	7.05%
12/31/2016	$ 8.93	0.18	0.35	0.53	(0.13)	(0.20)	(0.33)	$ 9.13	5.97%
Institutional Class
06/30/2021(Unaudited)	$10.42	0.08	0.40	0.48	(0.06)	-	(0.06)	$10.84	4.51% (d)
12/31/2020	$ 9.83	0.24	0.59	0.83	(0.19)	(0.05)	(0.24)	$10.42	8.63%
12/31/2019	$ 9.26	0.23	0.86	1.09	(0.22)	(0.30)	(0.52)	$ 9.83	11.87%
12/31/2018	$10.02	0.33	(0.61)	(0.28)	(0.27)	(0.21)	(0.48)	$ 9.26	(2.79%)
12/31/2017	$ 9.67	0.28	0.46	0.74	(0.25)	(0.14)	(0.39)	$10.02	7.73%
12/31/2016	$ 9.39	0.27	0.35	0.62	(0.14)	(0.20)	(0.34)	$ 9.67	6.66%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$1,047,318	0.45% (g)	0.37% (g)	1.07% (g)	7% (d)
12/31/2020	$ 895,918	0.45%	0.37%	2.73%	30%
12/31/2019	$ 213,762	0.45%	0.37%	1.95%	20%
12/31/2018	$ 219,486	0.45%	0.37%	2.60%	25%
12/31/2017	$ 271,766	0.45%	0.37%	2.33%	13%
12/31/2016	$ 232,585	0.45%	0.38%	2.00%	21%
Class L
06/30/2021 (Unaudited)	$ 11,604	0.70% (g)	0.62% (g)	0.84% (g)	7% (d)
12/31/2020	$ 10,027	0.70%	0.62%	1.11%	30%
12/31/2019	$ 605,779	0.70%	0.62%	1.83%	20%
12/31/2018	$ 457,740	0.70%	0.62%	2.53%	25%
12/31/2017	$ 427,340	0.70%	0.62%	2.27%	13%
12/31/2016	$ 279,584	0.70%	0.63%	1.99%	21%
Institutional Class
06/30/2021 (Unaudited)	$ 41,775	0.10% (g)	0.02% (g)	1.43% (g)	7% (d)
12/31/2020	$ 33,198	0.10%	0.02%	2.48%	30%
12/31/2019	$ 40,399	0.10%	0.02%	2.36%	20%
12/31/2018	$ 42,329	0.10%	0.02%	3.33%	25%
12/31/2017	$ 29,679	0.10%	0.02%	2.78%	13%
12/31/2016	$ 23,404	0.10%	0.03%	2.84%	21%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$ 8.95	0.04	0.54	0.58	(0.04)	-	(0.04)	$ 9.49	6.51% (d)
12/31/2020	$ 8.38	0.23	0.55	0.78	(0.10)	(0.11)	(0.21)	$ 8.95	9.57%
12/31/2019	$ 7.88	0.15	0.97	1.12	(0.16)	(0.46)	(0.62)	$ 8.38	14.45%
12/31/2018	$ 8.90	0.21	(0.62)	(0.41)	(0.24)	(0.37)	(0.61)	$ 7.88	(4.73%)
12/31/2017	$ 8.47	0.23	0.61	0.84	(0.22)	(0.19)	(0.41)	$ 8.90	10.07%
12/31/2016	$ 8.28	0.16	0.44	0.60	(0.15)	(0.26)	(0.41)	$ 8.47	7.39%
Class L
06/30/2021(Unaudited)	$10.13	0.03	0.62	0.65	(0.03)	-	(0.03)	$10.75	6.39% (d)
12/31/2020	$ 9.45	0.09	0.76	0.85	(0.06)	(0.11)	(0.17)	$10.13	9.16%
12/31/2019	$ 8.81	0.16	1.07	1.23	(0.13)	(0.46)	(0.59)	$ 9.45	14.14%
12/31/2018	$ 9.86	0.25	(0.72)	(0.47)	(0.21)	(0.37)	(0.58)	$ 8.81	(4.88%)
12/31/2017	$ 9.34	0.24	0.66	0.90	(0.19)	(0.19)	(0.38)	$ 9.86	9.75%
12/31/2016	$ 9.10	0.18	0.45	0.63	(0.13)	(0.26)	(0.39)	$ 9.34	7.05%
Institutional Class
06/30/2021(Unaudited)	$10.45	0.07	0.63	0.70	(0.06)	-	(0.06)	$11.09	6.68% (d)
12/31/2020	$ 9.73	0.24	0.71	0.95	(0.12)	(0.11)	(0.23)	$10.45	10.01%
12/31/2019	$ 9.07	0.21	1.11	1.32	(0.20)	(0.46)	(0.66)	$ 9.73	14.80%
12/31/2018	$10.16	0.30	(0.73)	(0.43)	(0.29)	(0.37)	(0.66)	$ 9.07	(4.35%)
12/31/2017	$ 9.62	0.30	0.70	1.00	(0.27)	(0.19)	(0.46)	$10.16	10.48%
12/31/2016	$ 9.35	0.28	0.42	0.70	(0.17)	(0.26)	(0.43)	$ 9.62	7.61%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$559,734	0.45% (g)	0.37% (g)	0.92% (g)	10% (d)
12/31/2020	$521,377	0.45%	0.37%	2.69%	34%
12/31/2019	$124,650	0.45%	0.37%	1.81%	22%
12/31/2018	$113,771	0.45%	0.37%	2.42%	31%
12/31/2017	$159,718	0.45%	0.37%	2.56%	20%
12/31/2016	$113,001	0.45%	0.38%	1.89%	25%
Class L
06/30/2021 (Unaudited)	$ 26,302	0.70% (g)	0.62% (g)	0.64% (g)	10% (d)
12/31/2020	$ 26,264	0.70%	0.62%	0.94%	34%
12/31/2019	$350,464	0.70%	0.62%	1.65%	22%
12/31/2018	$252,301	0.70%	0.62%	2.53%	31%
12/31/2017	$210,781	0.70%	0.62%	2.46%	20%
12/31/2016	$129,943	0.70%	0.63%	1.95%	25%
Institutional Class
06/30/2021 (Unaudited)	$ 26,318	0.10% (g)	0.02% (g)	1.34% (g)	10% (d)
12/31/2020	$ 21,473	0.10%	0.02%	2.50%	34%
12/31/2019	$ 20,093	0.10%	0.02%	2.17%	22%
12/31/2018	$ 19,655	0.10%	0.02%	3.00%	31%
12/31/2017	$ 19,477	0.10%	0.02%	2.93%	20%
12/31/2016	$ 13,930	0.10%	0.03%	2.87%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$ 7.07	0.03	0.59	0.62	(0.03)	-	(0.03)	$ 7.66	8.77% (d)
12/31/2020	$ 6.57	0.14	0.58	0.72	(0.10)	(0.12)	(0.22)	$ 7.07	11.25%
12/31/2019	$ 6.21	0.11	0.94	1.05	(0.13)	(0.56)	(0.69)	$ 6.57	17.52%
12/31/2018	$ 7.32	0.17	(0.60)	(0.43)	(0.21)	(0.47)	(0.68)	$ 6.21	(6.30%)
12/31/2017	$ 6.94	0.19	0.70	0.89	(0.20)	(0.31)	(0.51)	$ 7.32	12.94%
12/31/2016	$ 6.91	0.12	0.45	0.57	(0.13)	(0.41)	(0.54)	$ 6.94	8.35%
Class L
06/30/2021(Unaudited)	$11.30	0.03	0.94	0.97	(0.01)	-	(0.01)	$12.26	8.56% (d)
12/31/2020	$10.39	0.09	1.03	1.12	(0.09)	(0.12)	(0.21)	$11.30	11.03%
12/31/2019	$ 9.45	0.16	1.44	1.60	(0.10)	(0.56)	(0.66)	$10.39	17.23%
12/31/2018	$10.75	0.27	(0.93)	(0.66)	(0.17)	(0.47)	(0.64)	$ 9.45	(6.45%)
12/31/2017	$ 9.98	0.29	0.96	1.25	(0.17)	(0.31)	(0.48)	$10.75	12.56%
12/31/2016	$ 9.72	0.18	0.60	0.78	(0.11)	(0.41)	(0.52)	$ 9.98	8.14%
Institutional Class
06/30/2021(Unaudited)	$10.68	0.06	0.88	0.94	(0.04)	-	(0.04)	$11.58	8.82% (d)
12/31/2020	$ 9.81	0.21	0.90	1.11	(0.12)	(0.12)	(0.24)	$10.68	11.64%
12/31/2019	$ 8.97	0.19	1.39	1.58	(0.18)	(0.56)	(0.74)	$ 9.81	18.00%
12/31/2018	$10.26	0.33	(0.91)	(0.58)	(0.24)	(0.47)	(0.71)	$ 8.97	(5.91%)
12/31/2017	$ 9.56	0.31	0.95	1.26	(0.25)	(0.31)	(0.56)	$10.26	13.29%
12/31/2016	$ 9.28	0.24	0.55	0.79	(0.10)	(0.41)	(0.51)	$ 9.56	8.67%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$1,617,891	0.45% (g)	0.39% (g)	0.72% (g)	8% (d)
12/31/2020	$1,398,893	0.45%	0.40%	2.12%	34%
12/31/2019	$ 740,432	0.45%	0.39%	1.63%	27%
12/31/2018	$ 749,829	0.45%	0.39%	2.36%	31%
12/31/2017	$1,034,643	0.45%	0.39%	2.64%	18%
12/31/2016	$ 851,580	0.45%	0.40%	1.77%	26%
Class L
06/30/2021 (Unaudited)	$ 181,849	0.70% (g)	0.64% (g)	0.47% (g)	8% (d)
12/31/2020	$ 173,155	0.70%	0.65%	0.87%	34%
12/31/2019	$ 797,338	0.70%	0.64%	1.53%	27%
12/31/2018	$ 575,529	0.70%	0.64%	2.59%	31%
12/31/2017	$ 451,168	0.70%	0.65%	2.73%	18%
12/31/2016	$ 255,341	0.70%	0.65%	1.80%	26%
Institutional Class
06/30/2021 (Unaudited)	$ 123,034	0.10% (g)	0.04% (g)	1.06% (g)	8% (d)
12/31/2020	$ 109,001	0.10%	0.05%	2.15%	34%
12/31/2019	$ 132,857	0.10%	0.04%	1.99%	27%
12/31/2018	$ 134,337	0.10%	0.04%	3.26%	31%
12/31/2017	$ 96,479	0.10%	0.04%	3.09%	18%
12/31/2016	$ 69,089	0.10%	0.05%	2.57%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$ 7.64	0.02	0.78	0.80	(0.02)	-	(0.02)	$ 8.42	10.52% (d)
12/31/2020	$ 7.45	0.16	0.67	0.83	(0.14)	(0.50)	(0.64)	$ 7.64	11.75%
12/31/2019	$ 6.94	0.12	1.25	1.37	(0.13)	(0.73)	(0.86)	$ 7.45	20.35%
12/31/2018	$ 8.40	0.19	(0.79)	(0.60)	(0.22)	(0.64)	(0.86)	$ 6.94	(7.62%)
12/31/2017	$ 7.75	0.25	0.93	1.18	(0.23)	(0.30)	(0.53)	$ 8.40	15.42%
12/31/2016	$ 7.69	0.13	0.56	0.69	(0.13)	(0.50)	(0.63)	$ 7.75	9.23%
Class L
06/30/2021(Unaudited)	$ 9.50	0.02	0.96	0.98	(0.01)	-	(0.01)	$10.47	10.32% (d)
12/31/2020	$ 9.06	0.04	0.95	0.99	(0.05)	(0.50)	(0.55)	$ 9.50	11.39%
12/31/2019	$ 8.27	0.13	1.48	1.61	(0.09)	(0.73)	(0.82)	$ 9.06	20.06%
12/31/2018	$ 9.83	0.23	(0.97)	(0.74)	(0.18)	(0.64)	(0.82)	$ 8.27	(7.89%)
12/31/2017	$ 8.98	0.27	1.08	1.35	(0.20)	(0.30)	(0.50)	$ 9.83	15.19%
12/31/2016	$ 8.82	0.16	0.61	0.77	(0.11)	(0.50)	(0.61)	$ 8.98	8.93%
Institutional Class
06/30/2021(Unaudited)	$10.11	0.05	1.03	1.08	(0.04)	-	(0.04)	$11.15	10.65% (d)
12/31/2020	$ 9.65	0.20	0.93	1.13	(0.17)	(0.50)	(0.67)	$10.11	12.16%
12/31/2019	$ 8.77	0.18	1.60	1.78	(0.17)	(0.73)	(0.90)	$ 9.65	20.64%
12/31/2018	$10.40	0.31	(1.04)	(0.73)	(0.26)	(0.64)	(0.90)	$ 8.77	(7.30%)
12/31/2017	$ 9.49	0.33	1.16	1.49	(0.28)	(0.30)	(0.58)	$10.40	15.88%
12/31/2016	$ 9.25	0.25	0.61	0.86	(0.12)	(0.50)	(0.62)	$ 9.49	9.52%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$852,150	0.45% (g)	0.42% (g)	0.56% (g)	11% (d)
12/31/2020	$665,158	0.45%	0.42%	2.19%	63%
12/31/2019	$336,156	0.45%	0.42%	1.53%	34%
12/31/2018	$330,334	0.45%	0.42%	2.27%	38%
12/31/2017	$491,402	0.45%	0.42%	3.00%	18%
12/31/2016	$312,433	0.45%	0.42%	1.73%	30%
Class L
06/30/2021 (Unaudited)	$ 8	0.70% (g)	0.67% (g)	0.35% (g)	11% (d)
12/31/2020	$ 12	0.70%	0.67%	0.49%	63%
12/31/2019	$316,572	0.70%	0.67%	1.48%	34%
12/31/2018	$211,270	0.70%	0.67%	2.41%	38%
12/31/2017	$199,087	0.70%	0.67%	2.84%	18%
12/31/2016	$117,482	0.70%	0.67%	1.82%	30%
Institutional Class
06/30/2021 (Unaudited)	$ 64,684	0.10% (g)	0.07% (g)	0.91% (g)	11% (d)
12/31/2020	$ 60,144	0.10%	0.07%	2.12%	63%
12/31/2019	$ 61,262	0.10%	0.07%	1.88%	34%
12/31/2018	$ 60,717	0.10%	0.07%	3.02%	38%
12/31/2017	$ 53,737	0.10%	0.07%	3.24%	18%
12/31/2016	$ 37,132	0.10%	0.07%	2.60%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$ 6.35	0.01	0.91	0.92	(0.01)	-	(0.01)	$ 7.26	14.50% (d)
12/31/2020	$ 5.96	0.09	0.57	0.66	(0.09)	(0.18)	(0.27)	$ 6.35	11.99%
12/31/2019	$ 5.54	0.08	1.31	1.39	(0.13)	(0.84)	(0.97)	$ 5.96	26.10%
12/31/2018	$ 7.21	0.15	(0.84)	(0.69)	(0.18)	(0.80)	(0.98)	$ 5.54	(10.41%)
12/31/2017	$ 6.49	0.22	1.11	1.33	(0.17)	(0.44)	(0.61)	$ 7.21	20.62%
12/31/2016	$ 6.64	0.10	0.60	0.70	(0.17)	(0.68)	(0.85)	$ 6.49	11.04%
Class L
06/30/2021(Unaudited)	$13.71	0.01	1.95	1.96	-	-	-	$15.67	14.30% (d)
12/31/2020	$12.57	0.01	1.43	1.44	(0.12)	(0.18)	(0.30)	$13.71	11.95%
12/31/2019	$10.84	0.15	2.58	2.73	(0.16)	(0.84)	(1.00)	$12.57	25.82%
12/31/2018	$13.12	0.29	(1.63)	(1.34)	(0.14)	(0.80)	(0.94)	$10.84	(10.75%)
12/31/2017	$11.37	0.38	1.94	2.32	(0.13)	(0.44)	(0.57)	$13.12	20.44%
12/31/2016	$11.08	0.19	0.96	1.15	(0.18)	(0.68)	(0.86)	$11.37	10.63%
Institutional Class
06/30/2021(Unaudited)	$10.58	0.03	1.52	1.55	(0.02)	-	(0.02)	$12.11	14.65% (d)
12/31/2020	$ 9.73	0.18	0.98	1.16	(0.13)	(0.18)	(0.31)	$10.58	12.53%
12/31/2019	$ 8.55	0.16	2.03	2.19	(0.17)	(0.84)	(1.01)	$ 9.73	26.52%
12/31/2018	$10.57	0.34	(1.35)	(1.01)	(0.21)	(0.80)	(1.01)	$ 8.55	(10.23%)
12/31/2017	$ 9.27	0.37	1.59	1.96	(0.22)	(0.44)	(0.66)	$10.57	21.23%
12/31/2016	$ 9.08	0.20	0.80	1.00	(0.13)	(0.68)	(0.81)	$ 9.27	11.33%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$632,631	0.45% (g)	0.45% (g)	0.24% (g)	12% (d)
12/31/2020	$548,648	0.45%	0.45%	1.71%	35%
12/31/2019	$427,424	0.45%	0.45%	1.26%	33%
12/31/2018	$414,608	0.45%	0.45%	2.06%	40%
12/31/2017	$625,485	0.45%	0.45%	3.06%	21%
12/31/2016	$493,509	0.45%	0.45%	1.53%	30%
Class L
06/30/2021 (Unaudited)	$ 13	0.70% (g)	0.70% (g)	0.12% (g)	12% (d)
12/31/2020	$ 8	0.70%	0.70%	0.11%	35%
12/31/2019	$162,581	0.70%	0.70%	1.21%	33%
12/31/2018	$108,800	0.70%	0.70%	2.25%	40%
12/31/2017	$107,725	0.70%	0.70%	3.04%	21%
12/31/2016	$ 66,271	0.70%	0.70%	1.69%	30%
Institutional Class
06/30/2021 (Unaudited)	$124,306	0.10% (g)	0.10% (g)	0.58% (g)	12% (d)
12/31/2020	$106,944	0.10%	0.10%	1.96%	35%
12/31/2019	$115,496	0.10%	0.10%	1.67%	33%
12/31/2018	$ 99,964	0.10%	0.10%	3.27%	40%
12/31/2017	$ 72,696	0.10%	0.10%	3.60%	21%
12/31/2016	$ 46,807	0.10%	0.10%	2.12%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Conservative Profile Fund, Great-West Moderately Conservative Profile Fund, Great-West Moderate Profile Fund, Great-West Moderately Aggressive Profile Fund and Great-West Aggressive Profile Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile Fund; to seek capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Semi-Annual Report - June 30, 2021

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.

Semi-Annual Report - June 30, 2021

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Great-West Conservative Profile Fund	$1,037,726,703	$84,995,002	$(21,701,251)	$63,293,751
Great-West Moderately Conservative Profile Fund	560,643,426	65,496,206	(13,584,998)	51,911,208
Great-West Moderate Profile Fund	1,728,025,934	241,397,857	(46,014,624)	195,383,233
Great-West Moderately Aggressive Profile Fund	870,142,620	85,574,037	(38,598,075)	46,975,962
Great-West Aggressive Profile Fund	674,289,941	109,700,528	(26,782,745)	82,917,783
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the period ended June 30, 2021.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2021, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Semi-Annual Report - June 30, 2021

Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	7,007,295	$ 61,561,444	$13,526,087	$ 1,628,992	$ 48,471	$ (1,143,259)	$ 467,062	$ 72,315,280	6.57%
Great-West Global Bond Fund Institutional Class	10,758,800	81,793,729	18,988,978	1,040,079	48,196	(3,666,546)	166,385	96,076,082	8.73
Great-West High Yield Bond Fund Institutional Class	4,114,960	36,716,474	7,131,205	1,355,047	114,368	549,851	537,634	43,042,483	3.91
Great-West Inflation-Protected Securities Fund Institutional Class	4,607,258	41,148,987	7,905,794	1,096,415	50,590	325,701	435,193	48,284,067	4.39
Great-West Multi-Sector Bond Fund Institutional Class	9,565,526	80,792,887	16,964,751	2,148,370	294,800	(910,557)	1,471,039	94,698,711	8.60
Great-West Short Duration Bond Fund Institutional Class	9,539,083	81,909,120	16,500,496	1,972,370	22,933	(92,509)	588,940	96,344,737	8.75
Great-West U.S. Government Mortgage Securities Fund Institutional Class	7,371,714	61,432,077	13,646,386	1,363,761	35,202	(1,398,192)	365,390	72,316,510	6.57
					614,560	(6,335,511)	4,031,643	523,077,870	47.52
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,732,828	17,755,342	4,055,147	1,936,276	723,398	573,160	-	20,447,373	1.86
Great-West International Growth Fund Institutional Class	1,600,193	17,493,584	3,766,791	1,657,187	476,281	559,238	-	20,162,426	1.83
Great-West International Value Fund Institutional Class	5,269,541	43,730,379	7,744,020	4,801,095	(49,163)	3,966,985	-	50,640,289	4.60
Great-West Large Cap Growth Fund Institutional Class	2,232,854	23,538,006	4,632,553	2,337,854	879,150	1,676,061	-	27,508,766	2.50
Great-West Large Cap Value Fund Institutional Class	8,273,830	59,105,714	9,749,066	8,832,846	910,753	9,064,542	513,991	69,086,476	6.28
Great-West Mid Cap Value Fund Institutional Class	3,395,032	31,996,543	5,366,925	5,036,190	1,116,196	5,085,978	178,658	37,413,256	3.40
Great-West Real Estate Index Fund Institutional Class	5,671,894	47,366,736	8,770,143	10,432,588	538,790	9,029,485	546,665	54,733,776	4.97
Great-West Small Cap Growth Fund Institutional Class	653,276	8,521,511	2,070,669	1,177,739	519,484	574,152	-	9,988,593	0.91
Great-West Small Cap Value Fund Institutional Class	2,501,286	21,280,338	4,058,031	3,525,326	1,829,625	3,149,793	68,945	24,962,836	2.27
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,479,617	12,752,105	2,476,749	1,110,972	362,697	811,456	-	14,929,338	1.35
					7,307,211	34,490,850	1,308,259	329,873,129	29.97
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	248,069,455	210,535,933	41,224,829	5,297,430	-	-	1,606,123	248,069,455	22.54
					0	0	1,606,123	248,069,455	22.54
				Total	$7,921,771	$28,155,339	$6,946,025	$1,101,020,454	100.03%

Semi-Annual Report - June 30, 2021

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	3,064,827	$ 29,337,427	$ 4,566,727	$1,677,140	$ 82,856	$ (597,994)	$ 224,689	$ 31,629,020	5.17%
Great-West Global Bond Fund Institutional Class	4,713,748	39,049,879	6,533,592	1,821,777	(47,145)	(1,667,924)	80,262	42,093,770	6.87
Great-West High Yield Bond Fund Institutional Class	1,798,639	17,462,975	1,875,214	787,518	49,974	263,089	258,826	18,813,760	3.07
Great-West Inflation-Protected Securities Fund Institutional Class	2,012,102	19,584,113	2,767,313	1,378,807	67,568	114,206	209,572	21,086,825	3.44
Great-West Multi-Sector Bond Fund Institutional Class	4,179,310	38,455,053	5,502,201	2,190,816	96,775	(391,273)	708,580	41,375,165	6.76
Great-West Short Duration Bond Fund Institutional Class	1,553,596	14,543,980	1,968,402	778,037	28,901	(43,029)	105,567	15,691,316	2.56
Great-West U.S. Government Mortgage Securities Fund Institutional Class	3,224,069	29,282,013	4,631,695	1,609,734	29,210	(675,854)	175,825	31,628,120	5.17
					308,139	(2,998,779)	1,763,321	202,317,976	33.04
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,552,768	17,201,736	2,363,025	1,875,361	611,604	633,263	-	18,322,663	2.99
Great-West International Growth Fund Institutional Class	1,449,171	17,134,833	1,936,738	1,511,252	346,786	699,237	-	18,259,556	2.98
Great-West International Value Fund Institutional Class	4,766,475	42,829,859	3,211,622	4,914,732	(818,812)	4,679,079	-	45,805,828	7.48
Great-West Large Cap Growth Fund Institutional Class	2,014,867	23,092,630	2,021,562	2,212,874	595,180	1,921,846	-	24,823,164	4.05
Great-West Large Cap Value Fund Institutional Class	7,433,247	57,864,215	4,813,220	9,238,270	1,096,443	8,628,445	510,284	62,067,610	10.14
Great-West Mid Cap Value Fund Institutional Class	3,054,439	31,326,883	2,486,629	5,702,926	494,993	5,549,336	177,322	33,659,922	5.50
Great-West Real Estate Index Fund Institutional Class	2,848,549	25,756,663	2,020,823	5,304,647	176,230	5,015,657	301,133	27,488,496	4.49
Great-West Small Cap Growth Fund Institutional Class	588,953	8,323,272	902,564	904,799	367,460	684,053	-	9,005,090	1.47
Great-West Small Cap Value Fund Institutional Class	2,248,319	20,859,466	1,792,226	3,944,985	1,100,907	3,731,520	68,458	22,438,227	3.66
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,335,761	12,495,509	1,236,477	1,325,909	87,901	1,071,746	-	13,477,823	2.20
					4,058,692	32,614,182	1,057,197	275,348,379	44.96
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	134,888,279	124,691,249	15,640,251	6,395,684	-	-	952,463	134,888,279	22.03
					0	0	952,463	134,888,279	22.03
				Total	$4,366,831	$29,615,403	$3,772,981	$612,554,634	100.03%

Semi-Annual Report - June 30, 2021

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	6,999,247	$ 62,890,752	$11,952,228	$ 1,401,489	$ 109,338	$ (1,209,263)	$ 482,501	$ 72,232,228	3.76%
Great-West Global Bond Fund Institutional Class	10,748,294	83,649,586	17,225,678	1,279,858	(32,242)	(3,613,142)	171,186	95,982,264	4.99
Great-West High Yield Bond Fund Institutional Class	4,103,785	37,416,264	5,874,661	958,007	76,161	592,677	551,743	42,925,595	2.23
Great-West Inflation-Protected Securities Fund Institutional Class	4,595,773	41,972,912	7,094,412	1,237,759	58,791	334,138	446,741	48,163,703	2.50
Great-West Multi-Sector Bond Fund Institutional Class	9,553,405	82,570,194	15,070,008	2,283,253	160,687	(778,237)	1,513,494	94,578,712	4.92
Great-West Short Duration Bond Fund Institutional Class	3,546,510	31,167,047	5,380,674	675,271	24,655	(52,698)	226,495	35,819,752	1.86
Great-West U.S. Government Mortgage Securities Fund Institutional Class	7,361,930	62,806,879	12,001,324	1,185,784	22,349	(1,401,890)	377,443	72,220,529	3.76
					419,739	(6,128,415)	3,769,603	461,922,783	24.02
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	6,782,280	70,562,785	10,944,766	5,537,504	999,465	4,060,856	-	80,030,903	4.16
Great-West International Growth Fund Institutional Class	6,282,536	70,006,509	10,818,446	4,360,925	1,409,095	2,695,917	-	79,159,947	4.12
Great-West International Value Fund Institutional Class	20,644,198	174,792,949	19,013,282	12,726,160	(1,620,534)	17,310,674	-	198,390,745	10.32
Great-West Large Cap Growth Fund Institutional Class	8,752,979	94,231,367	12,608,743	9,102,624	57,133	10,099,210	-	107,836,696	5.61
Great-West Large Cap Value Fund Institutional Class	32,356,772	236,156,779	27,693,771	30,452,515	3,411,910	36,781,007	2,072,441	270,179,042	14.05
Great-West Mid Cap Value Fund Institutional Class	13,294,989	128,064,394	14,524,247	20,434,327	684,382	24,356,464	720,599	146,510,778	7.62
Great-West Real Estate Index Fund Institutional Class	7,922,746	67,517,756	8,883,942	13,775,318	(111,672)	13,828,120	784,227	76,454,500	3.97
Great-West Small Cap Growth Fund Institutional Class	2,550,364	33,979,331	4,418,491	2,160,458	1,488,479	2,757,709	-	38,995,073	2.03
Great-West Small Cap Value Fund Institutional Class	9,775,353	85,155,097	10,436,104	14,027,620	4,066,200	15,994,446	277,877	97,558,027	5.07
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,788,910	50,968,874	6,261,132	3,130,816	337,600	4,310,911	-	58,410,101	3.04
					10,722,058	132,195,314	3,855,144	1,153,525,812	59.99
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	307,960,572	267,705,179	43,947,215	5,732,162	-	-	2,040,340	307,960,572	16.02
					0	0	2,040,340	307,960,572	16.02
				Total	$11,141,797	$126,066,899	$9,665,087	$1,923,409,167	100.03%

Semi-Annual Report - June 30, 2021

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,249,712	$ 18,224,054	$ 6,360,494	$ 998,163	$ 49,160	$ (369,356)	$ 141,440	$ 23,217,029	2.53%
Great-West Global Bond Fund Institutional Class	3,461,938	24,270,722	8,693,925	998,533	(32,799)	(1,051,009)	50,701	30,915,105	3.37
Great-West High Yield Bond Fund Institutional Class	1,324,457	10,887,337	3,302,625	501,604	26,171	165,463	163,889	13,853,821	1.51
Great-West Inflation-Protected Securities Fund Institutional Class	1,479,790	12,187,398	3,938,673	698,248	32,873	80,377	132,483	15,508,200	1.69
Great-West Multi-Sector Bond Fund Institutional Class	3,077,361	23,998,234	8,089,947	1,403,479	34,976	(218,825)	448,803	30,465,877	3.33
Great-West Short Duration Bond Fund Institutional Class	2,789,174	22,086,261	7,372,114	1,227,450	41,317	(60,271)	162,423	28,170,654	3.07
Great-West U.S. Government Mortgage Securities Fund Institutional Class	2,366,537	18,190,992	6,432,344	968,670	36,832	(438,933)	110,666	23,215,733	2.53
					188,530	(1,892,554)	1,210,405	165,346,419	18.03
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	4,003,048	37,842,872	11,261,695	3,525,021	1,070,671	1,656,422	-	47,235,968	5.15
Great-West International Growth Fund Institutional Class	3,730,592	37,501,934	10,990,001	2,984,487	669,429	1,498,011	-	47,005,459	5.13
Great-West International Value Fund Institutional Class	12,267,618	93,604,893	23,944,017	9,671,697	(1,709,307)	10,014,598	-	117,891,811	12.86
Great-West Large Cap Growth Fund Institutional Class	5,175,786	50,320,904	13,703,205	5,587,935	124,279	5,329,509	-	63,765,683	6.95
Great-West Large Cap Value Fund Institutional Class	19,085,189	126,652,523	32,079,400	16,777,327	3,910,989	17,406,728	1,127,284	159,361,324	17.38
Great-West Mid Cap Value Fund Institutional Class	7,853,505	68,610,985	16,616,851	11,771,745	163,299	13,089,532	392,112	86,545,623	9.44
Great-West Real Estate Index Fund Institutional Class	3,323,323	25,571,814	6,914,453	4,806,099	738,211	4,389,902	300,931	32,070,070	3.50
Great-West Small Cap Growth Fund Institutional Class	1,511,379	18,180,145	5,136,882	1,667,262	820,533	1,459,220	-	23,108,985	2.52
Great-West Small Cap Value Fund Institutional Class	5,774,808	45,601,283	11,284,848	7,736,813	2,120,592	8,483,260	151,282	57,632,578	6.29
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,426,899	27,183,143	7,103,918	1,830,109	361,961	2,120,463	-	34,577,415	3.77
					8,270,657	65,447,645	1,971,609	669,194,916	72.99
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	82,577,247	64,635,095	21,192,131	3,748,491	-	-	498,512	82,577,247	9.01
					0	0	498,512	82,577,247	9.01
				Total	$ 8,459,187	$63,555,091	$3,680,526	$917,118,582	100.03%

Semi-Annual Report - June 30, 2021

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	4,614,119	$ 47,294,451	$ 9,477,748	$ 4,897,611	$ 877,893	$ 2,572,015	$ -	$ 54,446,603	7.19%
Great-West International Growth Fund Institutional Class	4,306,162	47,159,695	9,232,274	4,131,227	920,380	1,996,907	-	54,257,649	7.17
Great-West International Value Fund Institutional Class	14,140,071	117,785,809	15,553,616	10,065,145	(1,717,623)	12,611,801	-	135,886,081	17.95
Great-West Large Cap Growth Fund Institutional Class	5,963,024	63,646,175	10,085,477	7,027,171	364,349	6,759,972	-	73,464,453	9.71
Great-West Large Cap Value Fund Institutional Class	22,003,191	159,156,228	18,557,985	19,686,112	1,968,629	25,698,542	1,469,679	183,726,643	24.27
Great-West Mid Cap Value Fund Institutional Class	9,049,054	86,340,972	9,352,642	13,030,299	161,073	17,057,256	510,844	99,720,571	13.17
Great-West Real Estate Index Fund Institutional Class	2,351,759	19,691,119	3,124,772	4,086,992	183,605	3,965,574	240,894	22,694,473	3.00
Great-West Small Cap Growth Fund Institutional Class	1,737,930	22,840,514	4,449,455	2,336,083	1,327,209	1,619,065	-	26,572,951	3.51
Great-West Small Cap Value Fund Institutional Class	6,667,442	57,403,975	7,674,833	9,339,247	2,898,307	10,801,515	197,466	66,541,076	8.79
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,954,135	34,495,952	5,266,845	2,944,721	167,689	3,079,148	-	39,897,224	5.27
					7,151,511	86,161,795	2,418,883	757,207,724	100.03
				Total	$ 7,151,511	$86,161,795	$2,418,883	$757,207,724	100.03%
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Conservative Profile Fund	$188,578,620	$64,672,307
Great-West Moderately Conservative Profile Fund	66,270,285	57,942,100
Great-West Moderate Profile Fund	244,149,127	141,603,646
Great-West Moderately Aggressive Profile Fund	204,417,522	85,362,318
Great-West Aggressive Profile Fund	92,775,646	84,696,118
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued.

Semi-Annual Report - June 30, 2021

Effective July 19, 2021, amounts deposited in the GWL&A Contract will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%.

Semi-Annual Report - June 30, 2021

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds’ Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The programis designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of theGreat-West CapitalManagement, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity riskmanagement program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)	no changes were proposed to the program as of the date of the report, and
(v)	no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of each of the following series of the Company: (i) Great-West Aggressive Profile Fund; (ii) Great-West Moderately Aggressive Profile Fund; (iii) Great-West Moderate Profile Fund; (iv) Great-West Moderately Conservative Profile Fund; and (v) Great-West Conservative Profile Fund (each, a “Fund,” collectively, the “Funds”). (The Funds and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Funds and the other Great-West Funds. Although the Board considered the approval of the Advisory Agreement as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Funds and their shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its decision-making process regarding asset allocation and investments, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Funds, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight. The Board also noted GWCM’s recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Funds are monitored effectively and upgraded as needed.
Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. Also considered was GWCM’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by GWCM on the impacts of the coronavirus (COVID-19) outbreak on the firm generally and the Funds in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Funds.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board received and considered information regarding the investment performance of each Fund. The Board reviewed performance information for each Fund’s Investor Class and Institutional Class as compared against a composite of multiple benchmark indices and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2020 with respect to the Investor Class and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2020. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable composite index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark and composite indices and to a peer group of funds.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to its composite index as well as the Fund’s quintile ranking within its performance universe—with the first quintile being the best performers and the fifth quintile being the worst performers—and made the following observations:
•	Great-West Aggressive Profile Fund: The annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2020 were in the fifth, fourth, third and first quintiles, respectively, of its performance universe. Similarly, as to the Institutional Class, the annualized returns for the one-, three- and five-year periods ended December 31, 2020 were in the fifth, fourth and third quintiles, respectively, of its performance universe, exceeding the performance universe median for the five-year period ended December 31, 2020.
•	Great-West Moderately Aggressive Profile Fund: Although the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for the one-, three- and five-year periods ended December 31, 2020, the specific rankings were in the 67th, 71st, and 61st percentiles, respectively, of its performance universe. In addition, for the ten-year period ended December 31, 2020, the annualized returns of the Fund’s Investor Class were in the third quintile (52nd percentile) of its performance universe. The annualized returns of the Fund’s Institutional Class were in the fourth, fourth and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2020, respectively, but with specific rankings in the 65th, 66th and 51st percentiles, respectively.
•	Great-West Moderate Profile Fund: The annualized returns of the Fund’s Investor Class were in the third quintile of its performance universe for the one- and three-year periods ended December 31, 2020, and in the second quintile of its performance universe for the five- and ten-year periods ended December 31, 2020, exceeding the performance universe median for each period reviewed. As to the Fund’s Institutional Class, the annualized returns were in the second quintile of its performance universe for the one-, three- and five-year periods ended December 31, 2020, which exceeded the performance universe median for each period. • Great-West Moderately Conservative Profile Fund: The annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2020 were in the third, fourth, fourth and fourth quintiles, respectively, of its performance universe, with specific performance universe rankings in the 60th, 68th, 76th and 69th percentiles, respectively. As to the Fund’s Institutional Class, the annualized returns were in the third, third and fourth quintiles for the one-, three- and five-year periods ended December 31, 2020, respectively, with specific performance universe rankings in the 55th, 59th and 67th percentiles, respectively.
•	Great-West Conservative Profile Fund: The annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each period reviewed, with specific performance universe rankings in the 66th, 61st, 62nd and 62nd percentiles for the one-, three-, five- and ten-year periods ended December 31, 2020, respectively. As to the Fund’s Institutional Class, the annualized returns were in the third quintile of its performance universe for each period reviewed, exceeding the performance universe median for each of the three- and five-year periods ended December 31, 2020. In addition, the annualized returns of the Investor Class approximated its composite index for the one-year period ended December 31, 2020, while the Institutional Class outperformed its composite index for the one- and five-year periods ended December 31, 2020.

In assessing the comparative performance information, including the data indicating that—with the exception of the Conservative Profile Fund for the periods noted above—each Fund underperformed its composite index for each period reviewed, the Board considered GWCM’s processes for monitoring Fund performance, as well as the regular reports provided to the Board from GWCM regarding the ratings and rolling analyses applied to each Fund by GWCM. Noting that each Fund operates as a “fund of funds,” with GWCM using strategies to allocate each Fund’s assets among different asset classes and underlying funds, the Board also considered GWCM’s asset allocation processes and the oversight thereof in its evaluation of the each Fund’s performance. The Board evaluated performance results in light of each Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. Also relevant to the Board’s evaluation was GWCM’s assessment that each Fund meets expectations with respect to its investment objective.
Taking into account all of the foregoing, the Board determined that it was satisfied with the oversight of and information provided regarding each Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In addition, the Board noted that GWCM has contractually agreed, for a one-year renewable term, through April 30, 2022, to reduce its management fee by a stated amount with respect to each Fund’s investment in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWL&A”).
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups.
The Board made the following observations regarding each Fund’s total annual operating expense ratio, including the quintile ranking of such expense ratio within the peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):
•	Great-West Aggressive Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than the peer group median expense ratio and ranked in the second quintile of the respective peer group.
•	Great-West Moderately Aggressive Profile Fund: The Investor Class total annual operating expense ratio, including underlying fund expenses, was in the second quintile of its peer group and lower than the peer group median expense ratio. The Institutional Class total annual operating expense ratio, including underlying fund expenses, was in the first quintile of its peer group and lower than the peer group median expense ratio.
•	Great-West Moderate Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for the Investor Class was lower than the peer group median expense ratio and ranked in the second quintile of the peer group. As to the Institutional Class, the total annual operating expense ratio, including underlying fund expenses, was lower than the peer group median expense ratio and ranked in the first quintile of the peer group.
•	Great-West Moderately Conservative Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than the peer group median expense ratio, ranking in the first quintile, and was the lowest of the peer group for the Institutional Class.
•	Great-West Conservative Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for the Investor Class was lower than the peer group median expense ratio, ranking in the second quintile. The total annual operating expense ratio, including underlying fund expenses, for the Institutional Class was lower than the peer group median expense ratio, ranking in the first quintile and was the lowest of the peer group.
As part of its comprehensive evaluation, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Funds.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In addition, with respect to the Conservative Profile and Moderately Conservative Profile Funds in particular, the Board noted that GWCM reported a negative margin associated with its management of the Funds.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by each Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM and the current level of Fund assets. Although there are no contractual breakpoints in each Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to shareholders. The Board also noted that under each Fund’s unified investment management fee structure GWCM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, GWCM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to each Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement effective April 29, 2020. (GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that, as noted above, each Fund other than the Great-West Aggressive Profile Fund invests in a fixed income contract issued and guaranteed by GWL&A. The Board also considered that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021